Summary of Significant Accounting Policies Changes in Accounting Policy Effect (table) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (loss) before provision for (benefit from) income taxes	$ (302)	$ 20	$ 13	$ 43	$ (50)	$ 645	$ 151	$ 115	$ (226)	$ 861	$ 157
Net income (loss) attributable to OneMain Holdings, Inc.	$ (197)	$ (13)	$ (12)	$ 2	$ (55)	$ 392	$ 70	$ 56	$ (220)	$ 463	$ 8
Basic (in dollars per share)	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.41	$ 0.61	$ 0.49	$ (1.72)	$ 4.03	$ 0.07
Diluted (in dollars per share)	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.40	$ 0.61	$ 0.49	$ (1.72)	$ 4.02	$ 0.07
Stockholders' Equity Attributable to Parent	$ 2,809				$ 2,061				$ 2,809	$ 2,061	$ 1,618
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (loss) before provision for (benefit from) income taxes									(269)	905	78
Net income (loss) attributable to OneMain Holdings, Inc.									$ (242)	$ 505	$ (19)
Basic (in dollars per share)									$ (1.89)	$ 4.40	$ (0.19)
Diluted (in dollars per share)									$ (1.89)	$ 4.38	$ (0.19)
Stockholders' Equity Attributable to Parent	$ 2,751				$ 2,025				$ 2,751	$ 2,025	$ 1,540